UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 2002
                                                 -------------------------

Check here if Amendment [ X ]; Amendment Number:     1
                                                  ------

   This Amendment (Check only one.):  [ X ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Ramius Capital Group, LLC
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Address:  666 Third Avenue, 26th Floor
          ------------------------------------------------------
          New York, NY  10017
          ------------------------------------------------------

Form 13F File Number:     028-06309
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Marran H. Ogilvie
          ------------------------------------------------
Title:    Chief Legal Officer
          ------------------------------------------------
Phone:    212-845-7908
          ------------------------------------------------
Signature, Place, and Date of Signing:

        /S/ Marran H. Ogilvie    New York, NY                  8/8/02
       ------------------------   ---------------------------  ---------
             [Signature]             [City, State]               [Date]



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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  none


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                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               --------------

Form 13F Information Table Entry Total:        1
                                               -------------

Form 13F Information Table Value Total:        $4,354
                                               -------------
                                                (thousands)


List of Other Included Managers:  none

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



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
                                                      Form 13F INFORMATION TABLE


              COLUMN 1            COLUMN 2   COLUMN 3    COLUMN 4      COLUMN 5            COLUMN 6    COLUMN 7    COLUMN 8
--------------------------------- ---------- --------    --------   -------------------    ----------  --------    --------
                                  TITLE OF               VALUE      SHRS OR   SH/ PUT/    INVESTMENT   OTHER     VOTING AUTHORITY
    NAME OF ISSUER                  CLASS     CUSIP     (x$1000)    PRN AMT   PRN CALL    DISCRETION  MANAGERS  SOLE  SHARED  NONE
--------------------------------- --------- ---------  ---------    -------   --- ------  ----------  --------  ------- ----- ----

SCIENTIFIC GAMES CORP               COM     80874P109      4354    589510     SH        SOLE          N/A     SOLE

